Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Capital
CET1 capital	$ 92,829	$ 88,936
Tier 1 capital	103,194	97,952
Total capital	116,237	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	570,953	548,809
Market risk	39,287	33,930
Operational risk	93,680	89,543
Total RWA	$ 703,920	$ 672,282
Capital ratios and Leverage ratio
CET1 ratio	13.20%	13.20%
Tier 1 capital ratio	14.70%	14.60%
Total capital ratio	16.50%	16.40%
Leverage ratio	4.30%	4.20%
Leverage ratio exposure	$ 2,379,092	$ 2,344,228
TLAC available and ratios
TLAC available	$ 217,931	$ 196,659
TLAC ratio	31.00%	29.30%
TLAC leverage ratio	9.20%	8.40%